Inventories (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure Of Inventories [Abstract]
Trade inventories	₨ 1,414,738		₨ 1,302,056
Inventories	₨ 1,414,738	$ 19,247	₨ 1,302,056